Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment as of December 31, 2025 and 2024 were as follows:

(in thousands)	Estimated useful lives (in years)	2025	2024

Land		$27,618	$24,937
Buildings and improvements	up to 60	409,379	381,506
Machinery and equipment	3-15	316,502	284,161
Computer software	3-20	291,026	274,844
Furniture and office equipment	3-10	75,041	78,332
Construction in progress		269,347	226,155
Total property, plant and equipment		1,388,913	1,269,935
Less: Accumulated depreciation and amortization		(464,965)	(516,324)
Total property, plant and equipment, net		$923,948	$753,611
During 2025 and 2024, we incurred impairments in connection with the program discussed in Note 6 "Restructuring."
For the year ended December 31, 2025, construction in progress primarily includes amounts related to projects to expand production lines and increase capacity of manufacturing as well as ongoing software development projects. For the years ended December 31, 2025, 2024 and 2023, interest capitalized in connection with these projects totaled $4.3 million,
$2.6 million and $1.2 million, respectively.
For the years ended December 31, 2025, 2024 and 2023, depreciation and amortization expense totaled $95.8 million,
$91.5 million and $85.6 million, respectively. For the years ended December 31, 2025, 2024 and 2023, amortization related to computer software to be sold, leased or marketed totaled $18.0 million, $13.0 million and $11.7 million, respectively. As of December 31, 2025 and 2024, the unamortized balance of computer software to be sold, leased or marketed was $134.3 million and $106.9 million, respectively.
Repairs and maintenance expense was $21.6 million, $17.8 million and $19.3 million in 2025, 2024 and 2023, respectively.